Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Operating activities
Net income (loss)	$ 4,000	$ (6,554,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	787,000	2,449,000
Amortization of stock issued for services	4,000	38,000
Depreciation and amortization	192,000	241,000
Interest expense on promissory note		1,000
Inducement to exercise warrants		960,000
Changes in operating assets and liabilities:
Accounts receivable	(716,000)	(98,000)
Inventories	(370,000)	20,000
Prepaid expenses	(2,000)	2,000
Accounts payable and accrued liabilities	774,000	(40,000)
Deferred rent	(4,000)	(9,000)
Net cash provided by (used) in operating activities	669,000	(2,990,000)
Investing activities
Investment in patents		(6,000)
Purchases of property, plant and equipment	(58,000)	(7,000)
Net cash used in investing activities	(58,000)	(13,000)
Financing activities
Net proceeds from the sale of common stock	2,830,000	1,710,000
Net proceeds from the exercise of warrants		840,000
Net cash provided by financing activities	2,830,000	2,550,000
Net increase (decrease) in cash, cash equivalents, and restricted cash	3,441,000	(453,000)
Cash, cash equivalents, and restricted cash at beginning of year	473,000	926,000
Cash, cash equivalents, and restricted cash at end of year	3,914,000	473,000
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	3,839,000	398,000
Restricted cash	75,000	75,000
Total cash, cash equivalents and restricted cash	3,914,000	473,000
Supplemental disclosure of cash flow information
Cash paid for taxes	4,000	5,000
Non-cash financing activities
Conversion of promissory note and accrued interest from a related party to common stock		$ 504,000